Performance Management - NEW ALTERNATIVES FUND	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below show how the Fund has performed in the past and provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A Shares of the Fund has varied from year to year. The returns in the bar chart do not include the deduction of any applicable sales charges on Class A Shares. If sales charges had been included, the returns would be less than those shown in the bar chart.

The table compares the average annual total returns of each class of shares of the Fund for the periods ended December 31, 2025, as compared to a broader index measuring market performance. For Class A Shares of the Fund, the returns in the table include the deduction of the maximum applicable sales charge. Prior to April 30, 2017, the maximum applicable sales charge on Class A Shares of the Fund was 4.75%. On April 30, 2017, the maximum applicable sales charge on Class A Shares of the Fund was reduced to 3.50%. The table also shows the impact of taxes on the Class A Shares of the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show how the Fund has performed in the past and provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A Shares of the Fund has varied from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not include the deduction of any applicable sales charges on Class A Shares. If sales charges had been included, the returns would be less than those shown in the bar chart.
Bar Chart [Heading]	Calendar Year Total Returns Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 27.58% for the quarter ended December 31, 2020, and the lowest return for a quarter was -16.37% for the quarter ended September 30, 2023.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	27.58%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(16.37%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Return Before Taxes

Class A Shares	23.66%	-1.93%	9.08%

Investor Shares	27.82%	-1.48%	9.34%

Return After Taxes – Class A Shares Return After Taxes on Distributions	27.76%	-2.24%	8.16%

Return After Taxes on Distributions and Sale of Fund Shares	16.89%	-1.10%	7.29%
S&P 500® Index (reflects no deduction of fees, expenses and taxes)	17.88%	14.42%	14.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction of fees, expenses and taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Investors should consult their tax advisers regarding their personal tax situations.

The S&P 500® Index is an unmanaged index of approximately 500 leading companies in leading industries of the U.S. economy.